Compensation of Corporate Officers - Summary of Compensation Paid to Officers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Chairman and Chief Executive Officer
Disclosure Of Compensation Of Corporate Officers [Line Items]
Short-term employee benefits (gross + employer's social contributions, paid)	€ 0	€ 0	€ 1,338
Post-employment pension & medical benefits	0	0	0
Share-based payment transactions	0	0	109
Director fees Genfit Corp (net)	0	0	22
TOTAL	0	0	1,469
Amounts payable, related party transactions				€ 562,893
Amounts forgo, related party transactions			187,631
Chief Executive Officer
Disclosure Of Compensation Of Corporate Officers [Line Items]
Short-term employee benefits (gross + employer's social contributions, paid)	628	534	140
Post-employment pension & medical benefits	0	0	0
Attendance fees	0	0	0
Share-based payment transactions	58	41	0
Director fees Genfit Corp (net)	0	0	0
TOTAL	€ 686	€ 575	€ 140